SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
SCHEDULE OF TIMING REVENUE RECOGNITION

The timing of revenue recognition for the three months ended September 30, 2021 and 2020 was as follows:

	For the Three Months Ended
	September 30,
	2021	2020
Products transferred at a point in time	$955,751	$193,175
Products and services transferred over time	66,782	66,752
Total Revenue	$1,022,533	$259,927

As the Company began adopting ASC 606 in July 2020, the timing of revenue recognition for periods prior to the adoption is not required:

For the Year Ended
June 30, 2021
Products transferred at a point in time	$2,967,586
Products and services transferred over time	453,909
Total Revenue	$3,421,495

SCHEDULE OF DISAGGREGATION OF REVENUE

As detailed in the Company’s Consolidated Statement of Operations, the following is a disaggregation of the Company’s revenue by major source for the years ended June 30, 2021 and 2020:

	For the Years Ended
	June 30,
	2021	2020
Software Services	$3,082,528	$1,777,447
Software License and Software as a Service	338,967	167,868
Total Revenue	$3,421,495	$1,945,315